Schedule of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Current:
State
Federal
Foreign					347	1,435
Deferred:
State
Federal					1	58
Noncurrent:
State
Federal					200	525
Foreign					698
Total	$ 335	$ 52	$ 1,058	$ 278	$ 1,246	$ 2,018